Performance Trust Municipal Bond Fund
Performance Trust Municipal Bond Fund
Supplement dated November 1, 2013

to the

Performance Trust Municipal Bond Fund

Prospectus, Summary Prospectus and Statement of Additional Information

dated November 30, 2012

This supplement amends the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the Performance Trust Municipal Bond Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”), each dated November 30, 2012, as previously supplemented.

Effective October 18, 2013, the Fund’s investment adviser, Performance Trust Investment Advisors, LLC (the “Adviser”), changed its name to Performance Trust Asset Management, LLC.  The Adviser believes the new name better reflects the services it provides and its position in the asset management market space.

All references to “Performance Trust Investment Advisors, LLC” are hereby replaced with “Performance Trust Asset Management, LLC” in the Prospectus, Summary Prospectus and SAI.

Please retain this Supplement with your Prospectus,

Summary Prospectus and SAI for reference.